Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 6,970,110	$ 8,224,508
Prepaid expenses and other current assets	1,958,280	2,976,583
Total Current Assets	8,928,390	11,201,091
Intangible assets, net	1,658,858	1,948,913
In-process research and development	9,063,000	12,575,780
Goodwill		36,987,886
Total Assets	19,650,248	62,713,670
Current Liabilities:
Accounts payable	1,801,210	586,611
Accrued expenses	2,284,516	1,964,580
Accrued expenses - related parties	188,159	18,370
Loans payable - current portion	1,308,516	1,828,079
Loans payable - related parties		81,277
Derivative liabilities	75,381	15,220,367
Total Current Liabilities	5,657,782	19,699,284
Loans payable - noncurrent portion	31,189	48,165
Deferred tax liability	2,617,359	3,643,526
Total Liabilities	8,306,330	23,390,975
Commitments and contingencies (Note 11)
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; (see designations and shares authorized for Series A, Class C and Class K preferred stock)
Class C Preferred Stock; 1 share authorized, issued and outstanding at December 31, 2022 and 2021
Class K Preferred Stock; 1 share authorized, issued and outstanding at December 31, 2022 and 2021
Common stock, $0.0001 par value; 100,000,000 shares authorized; 3,746,906 and 1,701,799 shares issued and outstanding at December 31, 2022 and 2021, respectively	375	170
Additional paid-in capital	121,637,611	107,187,371
Accumulated other comprehensive income	(2,885,523)	817,440
Accumulated deficit	(107,408,545)	(68,682,286)
Total Stockholders’ Equity	11,343,918	39,322,695
Total Liabilities and Stockholders’ Equity	$ 19,650,248	$ 62,713,670